Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Options (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Outstanding Stock Options [Abstract]
Options outstanding, number of shares, ending balance (in Shares)	953,892	926,373	953,892	932,592
Options outstanding, weighted average exercise price, ending balance	$ 4.48	$ 4.41	$ 4.48	$ 4.05
Options outstanding, weighted average remaining life (years), ending balance	6 years 6 months 10 days	6 years 2 months 15 days	6 years 6 months 10 days	7 years 5 months 4 days
Options outstanding, intrinsic value, ending balance (in Dollars)	$ 3,353,616	$ 3,328,272	$ 3,353,616	$ 3,683,808
Options exercisable, number of shares, ending balance (in Shares)	860,083	883,782	860,083	806,614
Options exercisable, weighted average exercise price, ending balance	$ 4.11	$ 4.17	$ 4.11	$ 3.99
Options exercisable, weighted average remaining life (years), ending balance			6 years 1 month 24 days	7 years 10 days
Options exercisable, intrinsic value, ending balance (in Dollars)
Options issued, number of shares				127,410
Options issued, weighted average exercise price				$ 7.86
Options issued, weighted average remaining life (years)				9 years 3 months 10 days
Options issued, intrinsic value
Options Canceled, number of shares		(27,519)		(106,110)
Options Canceled, weighted average exercise price		$ (0.07)
Options Canceled, weighted average remaining life (years)		3 months 25 days
Options cancelled, intrinsic value
Options expired, number of shares
Options expired, weighted average exercise price
Options expired, intrinsic value